SUPPLEMENT
                              DATED AUGUST 18, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

                  WEISS, PECK & GREER INVESTMENTS MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================

         WPG TUDOR FUND
         --------------

         WPG Tudor Fund (the "Fund") is adopting a new value-oriented strategy and making certain other related changes to its principal investments and strategies. In addition, a new portfolio management team will be primarily responsible for implementing the Fund's new value-oriented strategy. The Board of Trustees of the Fund approved these changes at a special meeting called for this purpose held on August 13, 2003.

         Accordingly, the combined prospectus, dated May 1, 2003, for the above referenced funds (the "Prospectus") is hereby revised as follows:

         1. On page 12 of the Prospectus, under the heading captioned "Principal Investment Strategies," the following replaces the text in the subsection captioned "Strategies":

                   The adviser uses a value approach to select the fund's investments. Using this investment style, the adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the adviser believes to be their intrinsic values. The adviser employs a bottom-up strategy, focusing on undervalued industries that the adviser believes are experiencing positive change. The adviser then uses both qualitative and quantitative methods to assess a security's potential value. These methods may include discussions with management, financial screening, fundamental valuation analysis and identifying potential catalysts.

                   Factors the adviser looks for in selecting investments include:

                  o    Favorable expected returns relative to perceived risk.
                  o Management with demonstrated ability and commitment to the company.
                  o    Favorable return on invested capital.
                  o Low market valuations relative to earnings forecast, book value, cash flow and sales.
                  o Potential catalysts such as new products, cyclical upturns and changes in management.

         2. On page 12 of the Prospectus, under the heading captioned "Performance":

         (a) The following comparative index is added to the December 31, 2002 Average Annual Total Returns Table:

                                    1 YEAR      5 YEARS       10 YEARS
                                    ------      -------       --------

            Russell 2000
               Value Index          -11.43%       2.71%        10.85%



         (b) The following footnote is added below the Average Annual Total Returns Table:

              * The Fund's performance record shown above was achieved under the Fund's previous growth-related strategy.

         3. On page 13 of the Prospectus under the Section captioned "Principal risks" the following risk factors are added:

                  o    Value stocks temporarily fall out of favor with investors
                  o The fund's assets remain undervalued or do not have the potential value originally expected

         4. Richard A. Shuster and Gregory N. Weiss have been appointed as co-portfolio managers of the Fund. Messrs. Shuster and Weiss replace the Fund's former portfolio manager, Walter Prendergast. Accordingly, on Page 18 of the Prospectus, the biographical information regarding Mr. Prendergast is replaced with the following:


--------------------------- ------------------------------ --------- ------------------------------------------
Fund                        Portfolio Manager(s)           Since     Past 5 Years' Business Experience
--------------------------- ------------------------------ --------- ------------------------------------------
WPG Tudor Fund              Richard Shuster                2003      Managing director of the adviser since 1999 and
                                                                     head of the adviser's Small Cap Value Team.
                                                                     Prior thereto, managing director with APM
                                                                     Partners, LP, where he managed a small cap
                                                                     value hedge fund.

                            Greg Weiss                     2003      Principal, Portfolio manager and Research
                                                                     Analyst of the adviser since 1999. Prior
                                                                     thereto, equity analyst at Bear Stearns & Co.
--------------------------- ------------------------------ --------- -------------------------------------------------


                                   SUPPLEMENT
                              DATED AUGUST 18, 2003
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

                  WEISS, PECK & GREER INVESTMENTS MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

         TUDOR FUND
         ----------

         Richard A. Shuster and Gregory N. Weiss have been appointed as co-portfolio managers of the WPG Tudor Fund. Messrs. Shuster and Weiss replace the fund's former portfolio manager, Walter Prendergast. The combined
Statement of Additional Information, dated May 1, 2003, for the above referenced funds (the "SAI") is hereby revised as follows:

         1. On page 32 of the SAI in the fifth paragraph, the references to Walter Prendergast are deleted and the following is added:

         Richard A. Shuster is a managing Director of WPG and President of Tudor Fund. Gregory N. Weiss is a Principal of WPG and Vice President of Tudor Fund.

         2. On page 40 of the SAI, the description of Walter Prendergast is deleted and replaced with the following:


----------------------------------------------- -----------------------------------------------------
Name, Address and Date of Birth                 Principal Occupation(s) During Past Five Years
----------------------------------------------- -----------------------------------------------------
Richard A. Shuster*                             Managing Director, WPG (since 1999) and head of the
President (3)                                   WPG's Small Cap Value Team. Prior thereto, managing
One New York Plaza                              director with APM Partners, LP, where he managed a small
New York, New York 10004                        cap value hedge fund.

02/23/61
----------------------------------------------- ----------------------------------------------------------
Gregory N. Weiss*                               Principal, Portfolio Manager and Research Analyst of WPG
Vice President (3)                              (since 1999).  Prior thereto, equity analyst at Bear
One New York Plaza                              Stearns & Co.
New York, New York 10004

02/9/73
----------------------------------------------- ----------------------------------------------------------


* Deemed to be "interested persons" of the funds.

(3) Tudor Fund

Each officer is elected annually.
